SHARE CAPITAL (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital Details Abstract
Beginning balance, shares	589,175,086	559,183,209
Share issue proceeds, shares	6,934,500	4,950,495
Share option exercises, shares	663,150	0
Share unit exercises-fair value adjustment, shares	433,333	0
Share cancellations, shares	(46,178)	0
Acquisition-Wheeler River additional interest (note 12), shares	0	24,615,000
Acquisition-Wheeler River additional interest-transaction costs (note 12), shares	0	426,382
Acquisition-Murphy Lake additional interest (note 12), shares	32,262	0
Ending balance, shares	597,192,153	589,175,086
Beginning balance	$ 1,331,214	$ 1,310,473
Share issue proceeds	4,715	5,000
Share issue costs	(423)	(451)
Share option exercises	405	0
Share unit exercises-fair value adjustment	299	0
Acquisition-Wheeler River additional interest (note 12)	0	17,231
Acquisition-Wheeler River additional interest-transaction costs (note 12)	0	298
Share option exercises-fair value adjustment	140	0
Flow-through share premium liability	(902)	(1,337)
Acquisition-Murphy Lake additional interest (note 12)	19	0
Ending balance	$ 1,335,467	$ 1,331,214